Investments (Details Narrative) - Total for all associates [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Commitments in relation to joint ventures	R$ 22,602	R$ 194,900
Contingent liabilities	114,902	265,270
Contingent liabilities	R$ 7,729	R$ 7,465